Document And Entity Information	Jan. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 29, 2026
Entity Registrant Name	Norfolk Southern Corporation
Entity Central Index Key	0000702165
Entity Emerging Growth Company	false
Entity File Number	1-8339
Entity Incorporation, State or Country Code	VA
Entity Tax Identification Number	52-1188014
Entity Address, Address Line One	650 West Peachtree Street NW
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30308-1925
City Area Code	855
Local Phone Number	667-3655
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Norfolk Southern Corporation Common Stock (Par Value $1.00)
Trading Symbol	NSC
Security Exchange Name	NYSE